Composition of Loan Portfolio (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 867,054,000	$ 772,515,000	$ 700,540,000
Total loans	872,934,000	776,489,000
Allowance for loan losses	(7,510,000)	(6,747,000)	$ (6,095,000)	$ (5,728,000)
Net loans	$ 859,543,789	$ 765,768,073
Percent of loan to total loan portfolio	100.00%	100.00%
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 2,204,000	$ 2,650,000
Percent of loan to total loan portfolio	0.30%	0.30%
Obligations Of States And Subdivisions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 6,698,000	$ 969,000
Percent of loan to total loan portfolio	0.80%	0.10%
Mortgage loans held for sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 5,880,000	$ 3,974,000
Percent of loan to total loan portfolio	0.60%	0.50%
Commercial, financial and agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 129,423,000	$ 129,197,000
Percent of loan to total loan portfolio	14.80%	16.60%
Mortgage-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 314,359,000	$ 253,309,000
Percent of loan to total loan portfolio	36.00%	32.60%
Mortgage-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 289,640,000	$ 272,180,000
Percent of loan to total loan portfolio	33.20%	35.10%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 109,394,000	$ 99,161,000
Percent of loan to total loan portfolio	12.50%	12.80%
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 15,336,000	$ 15,049,000
Percent of loan to total loan portfolio	1.80%	2.00%